Parent Company Financial Information (Schedule Of Condensed Statements Of Condition) (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Assets:
Interest-bearing cash	$ 1,621,967,000		$ 730,297,000
Securities available for sale	3,556,613,000	[1]	3,398,457,000	[2]
Allowance for loan losses	(232,448,000)		(253,809,000)		(276,963,000)	(384,351,000)
Investments in subsidiaries:
Other assets	1,387,755,000		1,685,384,000
Total assets	25,672,887,000		23,789,833,000
Liabilities and equity:
Other short-term borrowings	157,218,000		181,146,000
Term borrowings	1,880,105,000		1,739,859,000
Total liabilities	23,081,919,000		21,289,082,000
Total equity	2,590,968,000		2,500,751,000		2,509,206,000	2,684,637,000
Total liabilities and equity	25,672,887,000		23,789,833,000
Parent Company [Member]
Assets:
Cash	167,562,000		81,271,000		20,421,000,000	16,816,000,000
Interest-bearing cash	0		15,800,000
Securities available for sale	2,634,000		1,643,000
Notes receivable	3,460,000		3,610,000
Allowance for loan losses	925,000		925,000
Investments in subsidiaries:
Bank	3,066,534,000		3,040,499,000
Non-bank	17,870,000		18,044,000
Other assets	195,898,000		207,498,000
Total assets	3,453,033,000		3,367,440,000
Liabilities and equity:
Other short-term borrowings	3,000,000		0
Accrued employee benefits and other liabilities	138,233,000		158,091,000
Term borrowings	720,832,000		708,598,000
Total liabilities	862,065,000		866,689,000
Total equity	2,590,968,000		2,500,751,000
Total liabilities and equity	$ 3,453,033,000		$ 3,367,440,000

[1]	Includes $3.3billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.